MetLife Multi-Index Targeted Risk Portfolio Investment Objectives and Goals - MetLife Multi-Index Targeted Risk Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MetLife Multi-Index Targeted Risk Portfolio
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.